Income Taxes - Schedule of Unrecognized Tax Benefits (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Income Tax Disclosure [Abstract]
Unrecognized tax benefits, Beginning balance	$ 8,860	$ 8,235
Additions/(reductions) for tax positions - prior year	117	0
Increase related to current year positions	840	625
Unrecognized tax benefits, Ending balance	$ 9,817	$ 8,860